ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - General Overview (Details) - subsidiary	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Number of wholly-owned subsidiaries	2	2